Note 16 - Amounts Recognized in Accumulated Other Comprehensive Loss For All Major Funded and Unfunded Defined Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
UNITED STATES
Amounts Recognized In Accumulated Other Comprehensive Loss For All Major Funded And Unfunded Defined Benefit Plans [Line Items]
Prior service credit	$ 50	$ 58
Net actuarial loss	(285)	(159)
Total	(235)	(101)
Non-U.S. [Member]
Amounts Recognized In Accumulated Other Comprehensive Loss For All Major Funded And Unfunded Defined Benefit Plans [Line Items]
Prior service credit	4	4
Net actuarial loss	(6)	(32)
Total	$ (2)	$ (28)